Label	Element	Value
MFS Municipal Limited Maturity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS Supplement dated March 15, 2024, to the Prospectus dated August 28, 2023.
MFS® Municipal Limited Maturity Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Municipal Limited Maturity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, the footnote “#” to the table entitled “Shareholder Fees (fees paid directly from your investment)” under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase. Effective May 1, 2024, the CDSC for Class A shares is changed to 0.75% for all Class A share purchases made on or after that date. For Class A shares purchased prior to May 1, 2024, a CDSC of 1.00% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.

MFS Municipal Limited Maturity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase. Effective May 1, 2024, the CDSC for Class A shares is changed to 0.75% for all Class A share purchases made on or after that date. For Class A shares purchased prior to May 1, 2024, a CDSC of 1.00% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.